Accrued liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2023
Accrued liabilities and provisions
Schedule of accrued liabilities and provisions

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2022	10,006,028	898,251	1,852,215	12,756,494
Abandonment costs update (1)	3,465,340	—	—	3,465,340
Additions (2)	71,001	27,250	755,114	853,365
Uses (3)	(680,283)	(905,351)	(382,828)	(1,968,462)
Financial costs and interest (3)	477,491	808,176	45,764	1,331,431
Foreign currency translation	(237,449)	(79,670)	(137,107)	(454,226)
Transfers	—	(25,868)	184,566	158,698
Balance as of December 31, 2023	13,102,128	722,788	2,317,724	16,142,640
Current	1,105,004	70,182	420,063	1,595,249
Non-current	11,997,124	652,606	1,897,661	14,547,391
	13,102,128	722,788	2,317,724	16,142,640
(1)

Main variations in the abandonment cost are due to 1) an increase in activity in Rubiales and Caño Sur, 2) an increase in operating costs in Cira-Infantas fields, and 3) upgrades in the equipment and tariff increases.

(2)	It mainly includes the recognition of provisions related to potential obligations, provision forced environmental at Ecopetrol S.A., among others.
(3)

It mainly includes uses and interest expenses originating from rulings against the claims of Ecopetrol S.A. related to public works contributions. The recognition applied Law 2277 of 2022 with which a benefit was obtained by reducing interest payable to the tax authority by 50%

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2021	11,890,319	703,966	1,637,922	14,232,207
Abandonment costs update	(1,730,016)	—	—	(1,730,016)
Additions	93,704	153,786	468,341	715,831
Uses	(607,769)	(41,773)	(354,625)	(1,004,167)
Financial costs	333,688	10,293	17,322	361,303
Foreign currency translation	186,215	81,894	42,085	310,194
Reversal of provision for sale of assets (1)	(188,540)	—	—	(188,540)
Transfers	28,427	(9,915)	41,170	59,682
Balance as of December 31, 2022	10,006,028	898,251	1,852,215	12,756,494
Current	946,675	94,375	492,086	1,533,136
Non-current	9,059,353	803,876	1,360,129	11,223,358
	10,006,028	898,251	1,852,215	12,756,494
(1)

Corresponding to the abandonment provision associated with the assets related to the participation of Ecopetrol S.A. in Asociación Casanare, Estero, Garcero, Orocué and Corocora (CEGOC), which were sold to Perenco Oil and Gas Colombia. This trade closed on August 26, 2022.

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2020	11,239,325	118,139	1,070,266	12,427,730
Abandonment costs update	500,868	—	—	500,868
Effect of business combination	—	329,123	618,760	947,883
Additions	242,435	261,785	210,619	714,839
Uses	(548,133)	(13,453)	(334,922)	(896,508)
Financial costs	292,329	3,925	7,272	303,526
Foreign currency translation	152,212	4,466	34,774	191,452
Transfers	11,283	(19)	31,153	42,417
Balance as of December 31, 2021	11,890,319	703,966	1,637,922	14,232,207
Current	1,041,674	59,843	488,601	1,590,118
Non-current	10,848,645	644,123	1,149,321	12,642,089
	11,890,319	703,966	1,637,922	14,232,207

Schedule of litigations

	2023	2022
CTEEP Regulatory Contingency: Billing Eletrobras – RBNI Corresponds to the collection action filed by Eletrobras against ISA CTEEP requesting the return of the value charged in excess by the company as part of the payment of the compensation resulting from the extension of Concession Contract No. 059/2001 under Law No. 12,783/201, relating to NI facilities (new investments) that had been transferred to the company by Eletrobras.	34,846	40,692
Tax contingency: Property and Urban Land Tax (IPTU) CTEEP: corresponds to processes related to the collection of Property Tax (IPTU) in several municipalities of the State of São Paulo and recognizes a provision to cover processes.	20,228	23,691
Unfavorable first instance ruling for Ecopetrol in the process of direct fixing for the damages associated with the hydrocarbon spill that occurred in Guaduas, Vereda Raizal and Cajón, in the property called “La Floresta” in May 2004.	14,245	14,245
Administrative processes of a sanctioning type issued by PRONATEL and OSIPTEL Internexa Peru: Procedure for failure to pay contributions during the years 2010 to 2023 for the usufruct contracts with Telefónica del Perú and associated fines.	10,161	11,675
Second instance rulings unfavorable to the interests of Ecopetrol, related to public works contributions, for which they have a unified sentence and that could be subject to collection by the tax authority.	6,792	223,439
Lost profits because of an open competition for the management of a set of assets transferred to a trust company.	5,774	5,774
Ecopetrol S.A. as responsible for the damages caused by export activities in the area of influence of the municipalities of Cicuco, Talaigua Nuevo and Mompox.	5,428	4,680

Schedule of unrecorded contingent liabilities

	2023		2022
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings
Constitutional	115	644,398	122	642,057
Ordinary administrative	145	3,092,308	147	2,590,089
Labor	645	78,432	625	68,194
Civil	57	17,350	59	761,090
Arbitration	1	449,781	—	—
Penal	1	—	—	—
	964	4,282,269	953	4,061,430

Schedule of contingent assets

	2023		2022
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings
Ordinary administrative	94	662,350	87	687,332
Arbitration	1	300,846	—	—
Civil	268	31,136	211	30,717
Penal	116	35,561	98	2,453
Labor	488	18,424	406	15,696
Constitutional	6	—	10	—
	973	1,048,317	812	736,198